UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-7044

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	03/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Socially Responsible Growth Fund, Inc.
March 31, 2006 (Unaudited)

Common Stocks--99.8%	Shares	Value ($)

Consumer Cyclical--14.0%
Advance Auto Parts	71,200	2,964,768
Bed Bath & Beyond	87,900 a	3,375,360
Chico's FAS	86,000 a	3,495,040
Claire's Stores	128,200	4,654,942
Coach	177,000 a	6,120,660
Costco Wholesale	89,000	4,820,240
Darden Restaurants	78,500	3,220,855
Home Depot	237,700	10,054,710
Lowe's Cos.	48,300 b	3,112,452
Mattel	255,100	4,624,963
Nordstrom	117,400	4,599,732
Target	165,900	8,628,459
		59,672,181
Consumer Staples--8.5%
General Mills	64,200	3,253,656
Kimberly-Clark	74,700	4,317,660
PepsiCo	229,600	13,268,584
Procter & Gamble	266,300	15,344,206
		36,184,106
Energy--4.1%
Anadarko Petroleum	48,800	4,929,288
NiSource	124,300	2,513,346
Pioneer Natural Resources	86,100	3,809,925
Pride International	115,500 a	3,601,290
Todco, Cl. A	71,500	2,817,815
		17,671,664
Health Care--17.4%
Aetna	94,000	4,619,160
Alcon	30,700	3,200,782
Amgen	65,100 a,b	4,736,025
Baxter International	113,900	4,420,459
Becton, Dickinson & Co.	77,500	4,772,450
Genzyme	87,100 a	5,854,862
Gilead Sciences	67,600 a	4,206,072
Johnson & Johnson	333,800	19,767,636
Novartis, ADR	158,100	8,765,064
Quest Diagnostics	62,100	3,185,730
WellPoint	103,200 a	7,990,776
Zimmer Holdings	39,500 a	2,670,200
		74,189,216
Interest Sensitive--11.6%
American Express	118,700	6,237,685
Bank of America	73,400	3,342,636
Capital One Financial	86,900	6,997,188
CIT Group	44,900	2,403,048
Genworth Financial, Cl. A	86,600	2,895,038
Goldman Sachs Group	48,900	7,675,344
Hartford Financial Services Group	36,800	2,964,240
Lincoln National	42,500	2,320,075
SLM	57,500	2,986,550
St. Paul Travelers Cos.	77,600	3,242,904
SunTrust Banks	34,600	2,517,496
T Rowe Price Group	33,200	2,596,572
US Bancorp	114,100	3,480,050
		49,658,826
Producer Goods--11.7%
3M	59,000	4,465,710
Air Products & Chemicals	44,800	3,010,112
Burlington Northern Santa Fe	67,600	5,633,108
CH Robinson Worldwide	56,900	2,793,221
Eaton	45,500	3,320,135
Ecolab	121,000	4,622,200
Emerson Electric	123,800	10,353,394
Rockwell Automation	54,300	3,904,713
Rockwell Collins	82,700	4,660,145
United Technologies	123,600 b	7,165,092
		49,927,830
Services--8.4%
Accenture, Cl. A	107,400	3,229,518
Equifax	85,300	3,176,572
Manpower	82,300	4,705,914
McGraw-Hill Cos.	83,500	4,811,270
Moody's	74,300	5,309,478
NAVTEQ	67,900 a	3,439,135
News, Cl. B	398,800 b	7,002,928
Walt Disney	151,200	4,216,968
		35,891,783
Technology--24.1%
Apple Computer	62,300 a	3,907,456
Cisco Systems	517,100 a	11,205,557
Danaher	65,000 b	4,130,750
Dell	275,500 a	8,198,880
EMC/Massachusetts	213,800 a	2,914,094
Google, Cl. A	10,800 a	4,212,000
Intel	265,000	5,127,750
International Business Machines	119,500	9,855,165
Microchip Technology	127,600	4,631,880
Microsoft	657,400	17,887,854
Motorola	326,000	7,468,660
National Semiconductor	132,900	3,699,936
Qualcomm	194,900	9,863,889
Texas Instruments	240,300	7,802,541
Yahoo!	67,800 a	2,187,228
		103,093,640
Total Common Stocks
(cost $388,532,029)		426,289,246

	Principal
Short-Term Investments--.0%	Amount ($)	Value ($)

Negotiable Bank Certificate Of Deposit
Self-Help Credit Union
4.17%, 6/14/06
(cost $100,000)	100,000	100,000

Other Investment--.3%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,069,000)	1,069,000 [c]	1,069,000

Investment of Cash Collateral for
Securities Loaned--2.4%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $10,434,290)	10,434,290 [c]	10,434,290

Total Investments (cost $400,135,319)	102.5%	437,892,536
Liabilities, Less Cash and Receivables	(2.5%)	(10,876,500)
Net Assets	100.0%	427,016,036

ADR - American Depository Receipts
a Non-income producing security.
b All or a portion of these securities are on loan. At March 31, 2006, the total market value of the fund's securities on loan is $10,152,906 and the total market value of the collateral held by the fund is $10,434,290.
c Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)